Quarterly Holdings Report
for
Fidelity® Puritan® K6 Fund
November 30, 2022
PUR-K6-NPRT1-0123
1.9893906.103
Common Stocks - 63.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.9%
Entertainment - 1.6%
Activision Blizzard, Inc.	4,370	323,162
Electronic Arts, Inc.	2,667	348,790
LiveOne, Inc. (a)(b)	183,756	124,954
Netflix, Inc. (a)	36,721	11,219,367
Sea Ltd. ADR (a)	21,532	1,256,823
Universal Music Group NV	37,560	893,206
Warner Music Group Corp. Class A	6,555	224,640
		14,390,942
Interactive Media & Services - 2.8%
Alphabet, Inc. Class C (a)	176,514	17,907,345
Meta Platforms, Inc. Class A (a)	51,121	6,037,390
Pinterest, Inc. Class A (a)	4,420	112,356
Zoominfo Technologies, Inc. (a)	6,871	196,511
		24,253,602
Media - 0.5%
Charter Communications, Inc. Class A (a)	10,935	4,278,756
TOTAL COMMUNICATION SERVICES		42,923,300
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.1%
Rivian Automotive, Inc.	5,660	181,346
Tesla, Inc. (a)	1,622	315,803
		497,149
Hotels, Restaurants & Leisure - 2.7%
Airbnb, Inc. Class A (a)	8,082	825,495
Caesars Entertainment, Inc. (a)	49,772	2,528,915
Chipotle Mexican Grill, Inc. (a)	760	1,236,490
Compass Group PLC	178,945	4,079,577
Domino's Pizza, Inc.	11,403	4,432,688
Hilton Worldwide Holdings, Inc.	33,810	4,821,982
Marriott International, Inc. Class A	23,902	3,952,196
McDonald's Corp.	1,833	500,024
Penn Entertainment, Inc. (a)	36,345	1,278,981
		23,656,348
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (a)	150,497	14,528,980
Lyft, Inc. (a)	103,891	1,165,657
Pinduoduo, Inc. ADR (a)	34,823	2,856,879
Revolve Group, Inc. (a)	3,122	82,483
Uber Technologies, Inc. (a)	352,912	10,283,856
		28,917,855
Multiline Retail - 0.8%
Dollar General Corp.	26,327	6,731,287
Dollar Tree, Inc. (a)	1,458	219,123
		6,950,410
Specialty Retail - 1.0%
Aritzia, Inc. (a)	3,972	151,096
TJX Companies, Inc.	113,893	9,117,135
		9,268,231
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA	36,805	2,436,439
LVMH Moet Hennessy Louis Vuitton SE	4,967	3,854,535
Moncler SpA	3,912	203,909
On Holding AG (a)	499	9,691
Ralph Lauren Corp.	1,132	128,052
Tapestry, Inc.	30,545	1,153,685
		7,786,311
TOTAL CONSUMER DISCRETIONARY		77,076,304
CONSUMER STAPLES - 2.6%
Beverages - 1.8%
Boston Beer Co., Inc. Class A (a)	512	196,797
Constellation Brands, Inc. Class A (sub. vtg.)	9,276	2,387,179
Diageo PLC	123,451	5,701,214
Monster Beverage Corp. (a)	55,426	5,701,118
The Coca-Cola Co.	34,888	2,219,226
		16,205,534
Personal Products - 0.0%
L'Oreal SA (a)	182	68,351
Tobacco - 0.8%
Philip Morris International, Inc.	67,514	6,729,120
TOTAL CONSUMER STAPLES		23,003,005
ENERGY - 4.9%
Energy Equipment & Services - 2.1%
Baker Hughes Co. Class A	164,071	4,761,340
Halliburton Co. (c)	118,765	4,500,006
NOV, Inc.	112,542	2,527,693
Schlumberger Ltd. (c)	123,220	6,351,991
TechnipFMC PLC (a)	45,489	564,064
		18,705,094
Oil, Gas & Consumable Fuels - 2.8%
Denbury, Inc. (a)	6,168	553,640
Exxon Mobil Corp. (c)	147,908	16,468,077
Hess Corp.	25,388	3,653,587
Neste OYJ	7,300	376,801
Ovintiv, Inc.	4,152	231,516
Valero Energy Corp.	24,450	3,267,009
		24,550,630
TOTAL ENERGY		43,255,724
FINANCIALS - 8.4%
Banks - 4.5%
Bank of America Corp.	372,115	14,084,553
Huntington Bancshares, Inc.	128,689	1,992,106
JPMorgan Chase & Co.	79,212	10,945,514
M&T Bank Corp.	23,462	3,989,009
Wells Fargo & Co. (c)	184,495	8,846,535
		39,857,717
Capital Markets - 1.4%
Ares Management Corp.	4,640	363,730
BlackRock, Inc. Class A	2,790	1,997,640
Charles Schwab Corp.	10,706	883,673
Deutsche Borse AG	1,289	236,885
Intercontinental Exchange, Inc.	50,772	5,499,115
Morgan Stanley	20,524	1,910,169
Morningstar, Inc.	2,449	600,323
Raymond James Financial, Inc.	7,119	832,211
		12,323,746
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. Class B (a)	9,360	2,982,096
Insurance - 2.2%
American Financial Group, Inc.	11,244	1,599,122
Arthur J. Gallagher & Co.	22,731	4,525,969
Chubb Ltd.	4,832	1,061,059
Globe Life, Inc.	7,324	878,587
Hartford Financial Services Group, Inc.	8,615	657,928
Marsh & McLennan Companies, Inc.	16,739	2,898,860
Progressive Corp.	2,827	373,588
The Travelers Companies, Inc.	37,718	7,159,254
		19,154,367
TOTAL FINANCIALS		74,317,926
HEALTH CARE - 11.1%
Biotechnology - 2.6%
Argenx SE ADR (a)	4,777	1,901,103
Gilead Sciences, Inc.	33,705	2,960,310
Legend Biotech Corp. ADR (a)	37,287	1,920,653
Nuvalent, Inc. Class A (a)	3,271	107,550
Prothena Corp. PLC (a)	4,975	310,987
Regeneron Pharmaceuticals, Inc. (a)(c)	11,141	8,374,690
Seagen, Inc. (a)	1,544	187,426
Vertex Pharmaceuticals, Inc. (a)	21,419	6,776,972
		22,539,691
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	97,398	4,409,207
Inspire Medical Systems, Inc. (a)	897	216,688
Intuitive Surgical, Inc. (a)	12,125	3,278,479
Stryker Corp.	7,106	1,662,022
		9,566,396
Health Care Providers & Services - 4.6%
agilon health, Inc. (a)	72,241	1,268,552
Cardinal Health, Inc.	22,034	1,766,466
Centene Corp. (a)	39,387	3,428,638
Cigna Corp.	20,377	6,701,792
Elevance Health, Inc.	2,651	1,412,771
Guardant Health, Inc. (a)	4,448	232,808
Humana, Inc.	7,480	4,113,252
UnitedHealth Group, Inc. (c)	39,343	21,550,522
		40,474,801
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	8,711	1,350,031
Danaher Corp.	10,712	2,928,768
Thermo Fisher Scientific, Inc.	3,683	2,063,290
		6,342,089
Pharmaceuticals - 2.1%
AstraZeneca PLC sponsored ADR	19,629	1,334,183
Eli Lilly & Co.	25,160	9,336,373
Merck & Co., Inc.	72,311	7,962,887
		18,633,443
TOTAL HEALTH CARE		97,556,420
INDUSTRIALS - 6.0%
Aerospace & Defense - 3.0%
Howmet Aerospace, Inc.	40,061	1,509,098
Lockheed Martin Corp.	23,624	11,462,129
Northrop Grumman Corp.	10,447	5,571,281
The Boeing Co. (a)	43,855	7,844,782
		26,387,290
Airlines - 0.0%
Copa Holdings SA Class A (a)	1,910	167,373
Building Products - 0.4%
Builders FirstSource, Inc. (a)	8,846	565,525
Trane Technologies PLC	13,871	2,474,864
		3,040,389
Commercial Services & Supplies - 0.3%
Cintas Corp.	6,113	2,822,861
Copart, Inc. (a)	885	58,906
		2,881,767
Construction & Engineering - 0.4%
Fluor Corp. (a)	82,819	2,783,547
Quanta Services, Inc.	6,017	901,828
		3,685,375
Electrical Equipment - 0.2%
Array Technologies, Inc. (a)	6,250	130,875
Eaton Corp. PLC	5,776	944,087
Fluence Energy, Inc. (a)	7,889	135,533
Hubbell, Inc. Class B	1,777	451,465
Regal Rexnord Corp.	1,874	245,700
Sunrun, Inc. (a)	4,991	162,607
		2,070,267
Machinery - 0.8%
Caterpillar, Inc.	15,806	3,736,696
Cummins, Inc.	7,914	1,987,680
Deere & Co.	2,499	1,102,059
Otis Worldwide Corp.	2,974	232,240
PACCAR, Inc.	1,999	211,714
		7,270,389
Professional Services - 0.1%
Equifax, Inc.	4,141	817,309
Road & Rail - 0.7%
Canadian Pacific Railway Ltd.	68,553	5,615,176
Trading Companies & Distributors - 0.1%
Bunzl PLC	2,056	76,037
W.W. Grainger, Inc.	672	405,256
		481,293
TOTAL INDUSTRIALS		52,416,628
INFORMATION TECHNOLOGY - 14.5%
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	20,217	1,626,053
IT Services - 3.8%
Accenture PLC Class A	23,259	6,999,331
Block, Inc. Class A (a)	22,536	1,527,265
MasterCard, Inc. Class A	42,963	15,312,013
PayPal Holdings, Inc. (a)	28,674	2,248,328
Toast, Inc. (a)	83,796	1,538,495
Visa, Inc. Class A	26,378	5,724,026
X Holdings I, Inc. (d)(e)	469	205,783
		33,555,241
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	7,689	1,321,816
Enphase Energy, Inc. (a)	9,273	2,972,831
GlobalFoundries, Inc. (a)	42,762	2,751,735
Lam Research Corp.	3,879	1,832,362
Lattice Semiconductor Corp. (a)	10,098	735,437
Marvell Technology, Inc.	241,945	11,255,281
NVIDIA Corp.	32,319	5,469,344
onsemi (a)	70,071	5,269,339
		31,608,145
Software - 4.6%
Adobe, Inc. (a)	11,047	3,810,442
Autodesk, Inc. (a)	11,488	2,320,002
Dynatrace, Inc. (a)	13,972	541,415
Microsoft Corp. (c)	111,430	28,430,251
Oracle Corp.	1,279	106,195
Paycom Software, Inc. (a)	946	320,789
Salesforce.com, Inc. (a)	10,327	1,654,902
Synopsys, Inc. (a)	3,272	1,110,975
Tenable Holdings, Inc. (a)	4,174	159,363
Workday, Inc. Class A (a)	9,627	1,616,373
		40,070,707
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	139,986	20,722,128
TOTAL INFORMATION TECHNOLOGY		127,582,274
MATERIALS - 1.7%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	3,147	976,074
Corteva, Inc.	4,470	300,205
Sherwin-Williams Co.	17,828	4,442,381
		5,718,660
Metals & Mining - 1.1%
First Quantum Minerals Ltd.	49,638	1,180,109
Franco-Nevada Corp.	1,658	242,189
Freeport-McMoRan, Inc.	42,148	1,677,490
Glencore PLC	83,810	571,929
Newmont Corp.	93,917	4,458,240
Nucor Corp.	7,992	1,198,400
		9,328,357
TOTAL MATERIALS		15,047,017
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Lamar Advertising Co. Class A	6,077	608,551
SL Green Realty Corp. (b)	6,260	262,670
		871,221
UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Corp.	3,825	444,733
NextEra Energy, Inc.	64,240	5,441,128
PG&E Corp. (a)	8,960	140,672
Southern Co.	29,021	1,962,980
		7,989,513
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	3,968	114,755
TOTAL UTILITIES		8,104,268
TOTAL COMMON STOCKS (Cost $485,035,254)		562,154,087

Fixed-Income Funds - 35.4%
	Shares	Value ($)
Fidelity High Income Central Fund (f)	481,073	49,435,060
Fidelity Investment Grade Bond Central Fund (f)	2,682,968	261,589,417
TOTAL FIXED-INCOME FUNDS (Cost $350,381,494)		311,024,477

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (g)	31,313,689	31,319,952
Fidelity Securities Lending Cash Central Fund 3.86% (g)(h)	437,356	437,400
TOTAL MONEY MARKET FUNDS (Cost $31,757,352)		31,757,352

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $867,174,100)	904,935,916
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(25,876,646)
NET ASSETS - 100.0%	879,059,270

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Exxon Mobil Corp.	Chicago Board Options Exchange	475	5,288,650	125.00	02/17/23	(92,150)
Halliburton Co.	Chicago Board Options Exchange	574	2,174,886	42.00	01/20/23	(59,696)
Microsoft Corp.	Chicago Board Options Exchange	214	5,459,996	270.00	02/17/23	(178,690)
Regeneron Pharmaceuticals, Inc.	Chicago Board Options Exchange	30	2,255,100	795.00	01/20/23	(46,500)
Schlumberger Ltd.	Chicago Board Options Exchange	397	2,046,535	60.00	01/20/23	(27,989)
UnitedHealth Group, Inc.	Chicago Board Options Exchange	125	6,847,000	560.00	01/20/23	(145,625)
Wells Fargo & Co.	Chicago Board Options Exchange	574	2,752,330	50.00	02/17/23	(99,302)

TOTAL WRITTEN OPTIONS						(649,952)

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $26,824,497.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $205,783 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
X Holdings I, Inc.	10/25/22	469,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	19,963,778	76,367,588	65,011,414	77,862	-	-	31,319,952	0.1%
Fidelity High Income Central Fund	46,460,925	3,042,063	-	811,232	-	(67,928)	49,435,060	2.6%
Fidelity Investment Grade Bond Central Fund	252,910,330	15,988,001	-	2,176,951	-	(7,308,914)	261,589,417	0.8%
Fidelity Securities Lending Cash Central Fund 3.86%	496,200	918,302	977,102	306	-	-	437,400	0.0%
Total	319,831,233	96,315,954	65,988,516	3,066,351	-	(7,376,842)	342,781,829

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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